Stockholders' Equity - Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.08%	0.13%	0.05%
Risk-free interest rate, maximum	0.14%	0.14%	0.11%
Expected life of options	6 months	6 months	6 months
Volatility, minimum	49.64%	49.64%	40.64%
Volatility, maximum	56.46%	61.94%	147.47%
Stock Compensation Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.69%	0.79%	1.16%
Risk-free interest rate, maximum	1.59%	1.00%	2.95%
Volatility, minimum	75.92%	82.07%	80.99%
Volatility, maximum	86.24%	89.71%	95.70%
Stock Compensation Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	4 years 8 months 23 days	5 years 3 months 7 days	5 years 3 months 7 days
Stock Compensation Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	5 years 4 months 13 days	6 years 29 days	6 years 29 days